INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory, Net [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,
	2016	2015
	US Dollars in thousands

Raw materials	1,732	1,928
Work-in-progress	1,538	1,844
Finished goods	656	678

	3,926	4,450

 In the years ended December 31, 2014, 2015 and 2016, the Company wrote off inventories in the amount of $519, $376 and $511, respectively.

 Raw materials inventory is net of $78 and $120 of obsolete items as of December 31, 2016, and 2015, respectively.